MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs
CHAIRMAN OF THE BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR

Fergus Reid
DIRECTOR

Frederick O. Robertshaw
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116


For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

FIRST QUARTER REPORT


MORGAN STANLEY
INVESTMENT MANAGEMENT

Morgan Stanley Global Opportunity Bond Fund, Inc.

March 31, 2001

INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
----------
For the three months ended March 31, 2001, the Morgan Stanley Global Opportunity Bond Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 0.51% compared to 3.31% for the Emerging Markets Bond/U.S. High Yield Blended Composite (the "Index"). For the period from the Fund's commencement of operations on May 27, 1994 through March 31, 2001, the Fund's total return, based on net asset value per share, was 62.85% compared to 96.44% for the Index. The Index is comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the C.S. First Boston High Yield Index. At March 31, 2001, the Fund's investments in debt instruments were comprised of 49% emerging markets debt securities and 51% U.S. high yield securities. However, the Fund's weightings in these asset classes are not restricted and will, under normal circumstances, fluctuate depending on market conditions. On March 31, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $8.66, representing a 1.3% discount to the Fund's net asset value per share.

MARKET OVERVIEW

The global high yield markets started the year 2001 with a strong rally led by the Federal Reserve cutting interest rates by 100 basis points. The market turned down during the last half of February and during March mostly due to the large decline in the U.S. stock market. Also contributing to the negative tone in March was the disappointment by investors in the Federal Reserve cutting interest rates by only 50 basis points. In emerging markets debt, continued problems in Argentina and Turkey also contributed to the fall later in the quarter.

In U.S. high yield, our overweight to the communications sector added greatly to returns in January as this sector rallied strongly from the depressed levels at the end of the year. This sector then detracted from results in the last two months of the quarter, as it was particularly hard hit by the decline in the NASDAQ. In emerging markets debt, our defensive portfolio strategy detracted from results in January, but enhanced returns in both February and March. Our significant underweight positions in Argentina and Turkey added to results throughout the quarter. Finally, a position in an Indonesia-based paper company detracted from results as the company will need to restructure its debt.

The Fund continues to have an overweight allocation to the U.S. high yield market as we find better value in that sector. Within high yield we favor telecommunications along with cable, healthcare and gaming. In emerging markets debt, we continue to have a defensive stance due to higher valuations and continued problems in Argentina and Turkey. We remain underweight those countries while favoring Morocco, Bulgaria, and Mexico.

The widening of spreads in March left the high yield market at very attractive levels. We remain optimistic that a better environment will present itself soon. We believe that the Federal Reserve will continue to ease interest rates over the coming months. We are also hopeful that inflows into high yield mutual funds will resume along with a more positive future economic outlook. These items would all help lead the global high yield markets to higher levels.

OTHER DEVELOPMENTS

As part of an ongoing global branding initiative, Morgan Stanley Dean Witter has changed its brand name to "Morgan Stanley." In connection with this change, the name of the Fund has been changed effective May 1, 2001, to Morgan Stanley Global Opportunity Bond Fund, Inc. The new name appears in this quarterly report and, beginning on May 21, 2001, will be shown in the financial press and on the Fund's website.

In addition to the name change, the cover of this quarterly report introduces the new look of the Fund's financial reports to shareholders. The semi-annual report to shareholders dated June 30, 2001 will present the new look throughout the report.

We appreciate your continued support. If you have any questions or comments on these changes, please contact us through our website, www.morganstanley.com/im, or call us at 1-800-221-6726.

Sincerely,

/s/ Ronald E. Robison
Ronald E. Robison
PRESIDENT AND DIRECTOR
April 2001

-------------------------------------------------------------------------------
ROBERT E. ANGEVINE NO LONGER SERVES AS A PORTFOLIO MANAGER TO THE FUND. IN MAY 2001, ERIC J. BAURMEISTER AND AMER R. BISAT JOINED THOMAS L. BENNETT, STEPHEN F. ESSER AND ABIGAIL L. MCKENNA IN THE DAY-TO-DAY MANAGEMENT OF THE FUND. MR. BAURMEISTER, A VICE PRESIDENT OF MORGAN STANLEY INVESTMENT MANAGEMENT, JOINED MORGAN STANLEY INVESTMENT MANAGEMENT IN 1997 AND PRIOR TO THAT WAS A PORTFOLIO MANAGER AT MIMCO. MR. BISAT, A PRINCIPAL OF MORGAN STANLEY INVESTMENT MANAGEMENT, JOINED MORGAN STANLEY INVESTMENT MANAGEMENT IN 1999. PRIOR TO THAT HE WAS HEAD OF EUROPEAN EMERGING MARKETS ECONOMIC RESEARCH AT SALOMON SMITH BARNEY FROM 1998 TO 1999, AND FROM 1980 TO 1998 WORKED AS A SENIOR ECONOMIST WITH THE INTERNATIONAL MONETARY FUND.

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.
INVESTMENT SUMMARY AS OF MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

HISTORICAL                                                                TOTAL RETURN (%)
INFORMATION                                  -----------------------------------------------------------------------------
                                               MARKET VALUE (1)          NET ASSET VALUE (2)            INDEX (3)
                                             ------------------------  -------------------------  ------------------------
                                                            AVERAGE                   AVERAGE                    AVERAGE
                                             CUMULATIVE     ANNUAL     CUMULATIVE      ANNUAL     CUMULATIVE     ANNUAL
                                             ----------     -------    ----------     -------     ----------     -------
                     Year to Date                 15.38%        --          0.51%          --          3.31%        --
                     One Year                     11.86      11.86%         -6.88       -6.88%         4.54        4.54%
                     Five Year                    38.42       6.72          40.50        7.04         56.72        8.85
                     Since Inception*             60.80       7.19          62.85        7.38         96.44        9.70


Past performance is not predictive of future performance.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION:
[CHART]

                                                      YEAR ENDED DECEMBER 31,

                                                                                                               THREE MONTHS
                                                                                                                    ENDED
                                                                                                                   MARCH 31,
                                     1994*       1995        1996       1997        1998       1999    2000         2001
                                    ------      ------      ------     ------      ------     ------  ------   -------------
Net Asset Value Per Share           $12.25      $12.99      $14.86     $13.74       $9.64     $10.56   $9.01        $8.77
Market Value Per Share              $12.50      $12.50      $14.63     $13.13       $8.31      $8.38   $7.75        $8.66
Premium/(Discount)                     2.0%       -3.8%       -1.5%      -4.4%      -13.8%     -20.6%  -14.0%        -1.3%
Income Dividends                     $0.91       $1.59       $1.49      $1.30       $1.18      $1.05   $1.13        $0.26
Capital Gains Distributions             --          --       $0.50      $2.30       $0.06         --      --           --
Fund Total Return (2)                -6.42%      20.34%      31.45%     17.38%     -21.57%     22.73%  -3.14%        0.51%
Index Total Return (3)               -0.85%      22.16%      23.50%     12.52%      -4.74%     13.44%   4.24%        3.31%

(1)Assumes dividends and distributions, if any, were reinvested.

(2)Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3)The Fund uses as its benchmark, for purpose of comparing its performance, a composite comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the CS First Boston High Yield Index. However, the Fund's weighting in these asset classes is not restricted and will, under normal circumstances, fluctuate depending on market conditions. As of March 31, 2001, the Fund's investment in debt instruments was comprised of 49% emerging markets debt securities and 51% U.S. high yield securities.

 * The Fund commenced operations on May 27, 1994.

FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

HIGH YIELD FIXED INCOME SECURITIES, ALSO KNOWN AS "JUNK BONDS" ARE CONSIDERED SPECULATIVE, INVOLVE GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN INVESTMENT GRADE FIXED INCOME SECURITIES.

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC
PORTFOLIO SUMMARY AS OF MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ALLOCATION OF TOTAL INVESTMENTS


                        [CHART]




Short-Term Investments (0.3%)
Equity Securities (4.7%)
Debt Securities (95.0%)


-------------------------------------------------------------------------------
COUNTRY WEIGHTINGS


                        [CHART]


Other (14.6%)
Netherlands (2.0%)
Poland (2.1%)
Canada (2.2%)
Venezuela (2.3%)
United Kingdom (3.1%)
Argentina (3.9%)
Russia (3.9%)
Brazil (6.5%)
Mexico (6.9%)
United States (52.5%)



-------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*


                                                                                              Percent of
                                                                                                Total
                                                                                             Investments
                                                                                             -----------
 1. Nextel Communications, Inc., Step Bond,                                                        2.3%
      0.00%, 9/15/07 (United States)
 2. Republic of Argentina Par Bond 'L-GP',                                                         2.3
      6.00%, 3/31/23 (Argentina)
 3. United Mexican States                                                                          2.2
      8.125%, 12/30/19 (Mexico)
 4. Adelphia Communications Corp. 'B',                                                             2.0
      7.75%, 1/15/09 (United States)
 5. Owens-Illinois, Inc.,                                                                          1.8
      7.50%, 5/15/10 (United States)
 6. Horseshoe Gaming Holding,                                                                      1.7
      8.625%, 5/15/09 (United States)
 7. Morocco R&C 'A',                                                                               1.7
      7.563%, 1/1/09 (Morocco)
 8. Russian Federation, Step Bond, 2.50%, 3/31/30 (Russia)                                         1.4
 9. Russian Federation, 8.25%, 3/31/10 (Russia)                                                    1.4
10. Federative Republic of Brazil, Global Bond                                                     1.4
      8.875%, 4/15/24 (Brazil)
                                                                                                  ----
                                                                                                  18.2%
                                                                                                  ----
                                                                                                  ----


 * Excludes short-term investments.

INVESTMENTS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------
MARCH 31, 2001

                                                                            FACE
                                                                          AMOUNT                  VALUE
                                                                           (000)                  (000)
-------------------------------------------------------------------------------------------------------
--------------
DEBT INSTRUMENTS (96.2%)
-------------------------------------------------------------------------------------------------------
--------------
ALGERIA (0.8%)
SOVEREIGN (0.8%)
Algerian Loan Agreement Tranche 1
     (a)5.81%,  3/31/10                                            U.S.$     330           U.S.$    286
Algerian Loan Agreement Tranche 3
     (a)5.81%,  3/31/10                                                       85                     69
                                                                                               --------
                                                                                                    355
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
ARGENTINA (3.9%)
CORPORATE (0.6%)
CTI Holdings SA
     (b)0.00%,  4/15/08                                                      325                    120
Multicanal SA
       13.125%,  4/15/09                                                     175                    133
                                                                                               --------
                                                                                                    253
                                                                                               --------
SOVEREIGN (3.3%)
Republic of Argentina Discount Note
     (a)5.563%,  3/31/23                                                     300                    215
Republic of Argentina 'L'
     (a)7.625%,  3/31/05                                                     295                    253
Republic of Argentina Par Bond 'L-GP'
     (b)6.00%,  3/31/23                                                    1,550                  1,027
                                                                                               --------
                                                                                                  1,495
                                                                                               --------
                                                                                                  1,748
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
AUSTRALIA (0.7%)
CORPORATE (0.7%)
Murrin Murrin Holdings Property Ltd.
        9.375%,  8/31/07                                                     400                    308
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
BERMUDA (0.0%)
CORPORATE (0.0%)
RSL Communications, Ltd.
     (b)0.00%,  6/15/08                                            EUR       256                      5
        9.125%,  3/1/08                                            U.S.$     550                      9
       12.25%,  11/15/06                                                      50                      1
                                                                                               --------
                                                                                                     15
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
BRAZIL (6.5%)
SOVEREIGN (6.5%)
Federative Republic of Brazil
    Bond 'C-L'
        8.00%,  4/15/14                                                      246                    189
Federative Republic of Brazil Bond 'EI-L'
     (a)7.625%,  4/15/06                                                     484                    437
Federative Republic of Brazil Bond PIK 'C'
        8.00%,  4/15/14                                                      681                    523
Federative Republic of Brazil Debt Conversion Bond 'L'
     (a)7.689%,  4/15/12                                                     300                    214
Federative Republic of Brazil Discount Bond
     (a)7.625%,  4/15/24                                                     450                    339
       11.00%,  8/17/40                                                      200                    156
Federative Republic of Brazil Global Bond
        8.875%,  4/15/24                                                     900                    614
       10.25%,  1/11/06                                                      500                    485
                                                                                               --------
                                                                                                  2,957
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
BULGARIA (1.4%)
SOVEREIGN (1.4%)
Republic of Bulgaria Front -Loaded Interest Reduction Bond
     (a)6.313%,  7/28/24                                                     340                    253
   (a,b)3.00%,  7/28/12                                                      200                    151
Republic of Bulgaria Past Due Interest Bond
     (a)6.313%,  7/28/11                                                     300                    226
                                                                                               --------
                                                                                                    630
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
CANADA (2.1%)
CORPORATE (2.1%)
     Air Canada
       10.25%,  3/15/11                                                      250                    242
     GT Group Telecom, Inc.
     (b)0.00%, 2/1/10                                                        625                    238
     Husky Oil Ltd.
     (b)8.90%,  8/15/28                                                      450                    463
                                                                                               --------
                                                                                                    943
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
COLOMBIA (1.0%)
CORPORATE (1.0%)
Occidente y Caribe 'B'
    (b)14.00%,  3/15/04                                                      610                    457
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
CROATIA(0.3%)
SOVEREIGN(0.3%)
Government of Croatia
     (a)6.25%,  7/31/10                                                      130                    126
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
DENMARK(1.0%)
CORPORATE(1.0%)
Callahan Nordrhein-Westfalen
       14.00%,  7/15/10                                                      450                    450
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------

                                                                            FACE
                                                                          AMOUNT                  VALUE
                                                                           (000)                  (000)
-------------------------------------------------------------------------------------------------------
--------------
ECUADOR (0.1%)
SOVEREIGN (0.1%)
Republic of Ecuador
     (b)4.00%,  8/15/30                                            U.S.$      50           U.S.$     21
       12.00%,  11/15/12                                                      50                     34
                                                                                               --------
                                                                                                     55
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
INDONESIA (0.3%)
CORPORATE (0.3%)
Indah Kiat International Finance 'B'
       11.875%,  6/15/02                                                      65                     18
Paiton Energy Funding BV
        9.34%,  2/15/14                                                      125                     38
Tjiwi Kimia International Global Bond
       13.25%,  8/1/01                                                       390                     66
                                                                                               --------
                                                                                                    122
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
IVORY COAST (0.2%)
SOVEREIGN (0.2%)
Republic of Ivory Coast
   (a,b)2.00%,  3/29/18                                                       95                     15
Republic of Ivory Coast Front -Loaded Interest Reduction Bond
   (a,b)2.00%,  3/29/18                                                      600                     81
                                                                                               --------
                                                                                                     96
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
MALAYSIA (0.8%)
CORPORATE (0.8%)
TM Global, Inc.
        8.00%,  12/7/10                                                      350                    356
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
MEXICO (6.9%)
CORPORATE (2.3%)
Grupo Iusacell SA de CV
       14.25%,  12/1/06                                                      150                    156
Maxcom Telecomunicaciones SA de CV 'B'
       13.75%,  4/1/07                                                       150                     64
Pemex Project FDG Master Trust
        8.50%,  2/15/08                                                      350                    347
Petroleos Mexicanos
        9.50%,  9/15/27                                                      250                    262
TV Azteca 'B'
       10.50%,  2/15/07                                                      200                    196
                                                                                               --------
                                                                                                  1,025
                                                                                               --------
SOVEREIGN (4.6%)
United Mexican States
     (a)0.00%,  6/30/03                                                    4,056                     51
        8.125%,  12/30/19                                                  1,110                    997
United Mexican States, 'A'
        9.875%,  2/1/10                                                      300                    311
United Mexican States
    Discount Bond 'A'
     (a)7.533%,  12/31/19                                                    250                    242
United Mexican States Discount Bond (Rights Attached)
        6.25%,  12/31/19                                                     250                    224
        6.25%,  12/31/19                                                     300                    268
                                                                                               --------
                                                                                                  2,093
                                                                                               --------
                                                                                                  3,118
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
MOROCCO (1.7%)
SOVEREIGN (1.7%)
Morocco R&C 'A'
     (a)7.563%,  1/1/09                                                      855                    754
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
NETHERLANDS (2.0%)
CORPORATE (2.0%)
Hermes Europe Railtel BV
       11.50%,  8/15/07                                                      190                     57
Tele1 Europe AB
       12.375%,  2/1/08                                            EUR       145                    110
       13.00%,  5/15/09                                                      175                    134
       13.00%,  5/15/09                                            U.S.$     350                    304
United Pan-Europe Communications NV
       10.875%,  8/1/09                                                      425                    285
                                                                                               --------
                                                                                                    890
-------------------------------------------------------------------------------------------------------
--------------
PANAMA (1.1%)
SOVEREIGN (1.1%)
Republic of Panama Global Bond
        9.375%,  4/1/29                                                      100                    101
        9.625%,  2/8/11                                                      400                    400
                                                                                               --------
                                                                                                    501
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
PERU (0.2%)
SOVEREIGN (0.2%)
Republic of Peru, Past Due Interest Bond
     (b)4.50%,  3/7/17                                                       150                    102
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
PHILIPPINES (1.8%)
CORPORATE (0.3%)
     Bayan Telecommunications, Inc.
       13.50%,  7/15/06                                                      700                    140
                                                                                               --------
SOVEREIGN (1.5%)
     Republic of Philippines
        9.875%,  3/15/10                                                     150                    144
       10.625%,  3/16/25                                                     200                    175
        9.875%,  1/15/19                                                     450                    379
                                                                                               --------
                                                                                                    698
                                                                                               --------
                                                                                                    838
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------

                                                                            FACE
                                                                          AMOUNT                  VALUE
                                                                           (000)                  (000)
-------------------------------------------------------------------------------------------------------
--------------
POLAND (2.1%)
CORPORATE (1.7%)
Netia Holdings II BV, 'B'
       10.25%,  11/1/07                                            U.S.$      75           U.S.$     55
       13.125%,  6/15/09                                                     100                     79
       13.50%,  6/15/09                                            EUR       305                    230
PTC International Finance II SA
       11.25%,  12/1/09                                                      185                    169
    (b)0.00%, 7/1/07                                               U.S.$     200                    162
       11.25%,  12/1/09                                                      100                    103
                                                                                               --------
                                                                                                    798
                                                                                               --------
SOVEREIGN (0.4%)
     Goverment of Poland
    (b)6.00%,  10/27/14                                                      175                    170
                                                                                               --------
                                                                                                    968
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
QATAR (0.8%)
SOVEREIGN (0.8%)
State of Qatar
        9.75%,  6/15/30                                                      350                    371
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
RUSSIA (3.9%)
SOVEREIGN (3.9%)
Russian Federation
     (b)2.50%,  3/31/30                                                    1,566                    630
        8.25%,  3/31/10                                                      924                    621
       10.00%,  6/26/07                                                      200                    158
       12.75%,  6/24/28                                                      400                    350
                                                                                               --------
                                                                                                  1,759
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
SOUTH KOREA (1.6%)
CORPORATE (0.8%)
     Korea Electric Power Corp.
        6.375%,  12/1/03                                                     150                    151
        7.75%,  4/1/13                                                       200                    201
                                                                                               --------
                                                                                                    352
                                                                                               --------
SOVEREIGN (0.8%)
     Republic of Korea
        8.875%,  4/15/08                                                     350                    385
                                                                                               --------
                                                                                                    737
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
TURKEY (0.2%)
CORPORATE (0.2%)
Cellco Finance NV
       15.00%,  8/1/05                                                       120                     98
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
UKRAINE (0.5%)
SOVEREIGN (0.5%)
Ukraine Government
       11.00%,  3/15/07                                                      340                    234
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
UNITED KINGDOM (3.1%)
CORPORATE (3.1%)
British Sky Broadcasting Group plc
        8.20%,  7/15/09                                                      525                    524
Colt Telecommunications Group plc
        7.625%,  7/31/08                                           EUR       205                    162
Crown Cork & Seal Financial plc
        7.00%,  12/15/06                                           U.S.$     170                     87
Dolphin Telecommunications plc
     (b)0.00%,  6/1/08                                             EUR       190                     16
     (b)0.00%,  5/15/09                                            U.S.$     275                     19
Espirit Telecommunications Group plc
       11.00%,  6/15/08                                            EUR       233                      5
HMV Media Group plc
       10.875%,  5/15/08                                           GBP       125                     94
Telewest Communications
     (b)0.00%,  4/15/09                                                      625                    482
                                                                                               --------
                                                                                                  1,389
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
UNITED STATES (48.9%)
ASSET BACKED SECURITIES (2.2%)
Aircraft Lease Portfolio Securitization Ltd. '1996-1' DX
       12.75%,  6/15/06                                            U.S.$     322                    290
CA FM Lease Trust
        8.50%,  7/15/17                                                      217                    219
CFS 1997-5 'A1'
        7.72%,  6/15/05                                                      248                     50
D.R. Horton, Inc.
        8.00%,  2/1/09                                                       130                    126
DR Securitized Lease Trust
        6.66%,  8/15/10                                                       70                     59
First Home Mortgage Acceptance Corp.,
        7.93%,  11/1/18                                                      243                     61
Jet Equipment Trust 'A3'
        8.16%,  12/15/13                                                     175                    193
                                                                                               --------
                                                                                                    998
                                                                                               --------
CORPORATE (46.7%)
Actuant Corp.
       13.00%,  5/1/09                                                       150                    147
Adelphia Communications Corp. 'B'
        7.75%,  1/15/09                                                      975                    890
        8.375%,  2/1/08                                                      160                    152
        9.875%,  3/1/07                                                      175                    175
Advanster Communications,
       12.00%,  2/15/11                                                       55                     56
Allied Waste North America
        8.875%,  4/1/08                                                      450                    461
American Cellular Corp.
        9.50%,  10/15/09                                                      65                     63
Anthem Insurance Co., Inc.,
        9.125%,  4/1/10                                                      215                    227
-------------------------------------------------------------------------------------------------------
--------------

                                                                            FACE
                                                                          AMOUNT                  VALUE
                                                                           (000)                  (000)
-------------------------------------------------------------------------------------------------------
--------------
UNITED STATES (CONTINUED)
CORPORATE (CONTINUED)
Centennial Cellular
       10.75%,  12/15/08                                           U.S.$     625           U.S.$    594
Centex Corp.
        7.875%,  2/1/11                                                      250                    253
Charter Communications
       10.25%,  1/15/10                                                      570                    593
CSC Holdings, Inc.
        9.875%,  5/15/06                                                     275                    287
Echostar DBS Corp.
        9.375%,  2/1/09                                                      300                    301
Exodus Communications, Inc.
       11.625%,  7/15/10                                                     700                    563
Focal Communications Corp., 'B'
     (b)0.00%,  2/15/08                                                      510                    245
       11.875%,  1/15/10                                                     430                    292
Ford Motors Credit Co., Global Bond
        7.375%,  10/28/09                                                    120                    124
Fresenius Medical Capital Trust I
        9.00%, 12/1/06                                                       415                    415
Fresenius Medical Capital Trust II
        7.875%, 2/1/08                                                       125                    120
Global Crossing Holding Ltd.
        8.70%,  8/1/07                                                       500                    457
        9.625%,  5/15/08                                                     500                    471
Globalstar LP
       11.375%,  2/15/04                                                     150                     11
       11.50%,  6/1/05                                                        30                      2
Globix Corp.
       12.50%,  2/1/10                                                       340                     99
Hayes Lemmerz International, Inc.
        8.25%,  12/15/08                                                     655                    449
        9.125%,  7/15/07                                                     175                    128
HCA- The Healthcare Co.
        6.91%,  6/15/05                                                      410                    403
        7.58%,  9/15/25                                                      130                    118
        7.69%,  6/15/25                                                      170                    150
        8.75%,  9/1/10                                                       110                    118
Hilton Hotels
        7.95%,  4/15/07                                                      385                    394
HMH Properties 'A'
        7.875%,  8/1/05                                                      165                    160
Horseshoe Gaming Holding
        8.625%,  5/15/09                                                     795                    789
Huntsman ICI Chemicals
       10.125%,  7/1/09                                            EUR       225                    202
       10.125%,  7/1/09                                            U.S.$     225                    232
Intermedia Communications, Inc., 'B'
     (b)0.00%,  7/15/07                                                      375                    326
        8.50%,  1/15/08                                                       65                     64
        8.60%,  6/1/08                                                       265                    260
International Game Technology
        8.375%,  5/15/09                                                     300                    307
Lear Corp., 'B'
        7.96%,  5/15/05                                                       90                     91
        8.11%,  5/15/09                                                       55                     55
Lucent Technologies Global Bond
        6.45%,  3/15/29                                                      175                    111
Lyondell Chemical Co.
        9.625%,  5/1/07                                                      170                    175
MCLEOD USA, Inc.
       11.375%,  1/1/09                                                      225                    220
Metromedia Fiber Network
       10.00%,  12/15/09                                                     355                    295
Michael Foods, Inc.
       11.75%,  4/1/11                                                       115                    117
Motient Corp., 'B'
       12.25%,  4/1/08                                                       280                    112
Musicland Group, Inc. 'B'
        9.875%,  3/15/08                                                     175                    183
National Steel  Corp. 'D'
        9.875%,  3/1/09                                                      490                    181
Nextel Communications, Inc.
     (b)0.00%,  9/15/07                                                    1,415                  1,036
        9.375%,  11/15/09                                                    170                    145
NTL, Inc. 'B'
     (b)0.00%,  4/1/08                                             GBP       675                    554
Nuevo Energy Co.
        9.375%,  10/1/10                                           U.S.$      75                     73
Omnicare, Inc.
        8.125%,  3/15/11                                                     130                    133
Ono Finance plc
       14.00%,  2/15/11                                                      175                    151
Owens-Illinios, Inc.
        7.35%,  5/15/08                                                      100                     75
        7.50%,  5/15/10                                                    1,120                    818
        7.80%,  5/15/18                                                       25                     16
Primus Telecommunications Group, Inc.
       11.25%,  1/5/09                                                       295                     83
       12.75%,  10/15/09                                                     140                     39
Primus Telecommunications Group, Inc. 'B'
        9.875%,  5/15/08                                                     145                     41
PSINet, Inc.
       11.00%,  8/1/09                                                       265                     23
PSINet, Inc. 'B'
       10.00%,  2/15/05                                                      960                     77
RCN Corp. 'B'
     (b)0.00%,  10/15/07                                                     915                    238
     (b)0.00%,  2/15/08                                                      225                     50
Rhythms NetConnections, Inc., 'B'
     (b)0.00%,  5/15/08                                                      635                     16
       14.00%,  2/15/10                                                      195                     20
-------------------------------------------------------------------------------------------------------
--------------

                                                                            FACE
                                                                          AMOUNT                  VALUE
                                                                           (000)                  (000)
-------------------------------------------------------------------------------------------------------
--------------
UNITED STATES (CONTINUED)
CORPORATE (CONTINUED)
Station Casinos, Inc.
        8.875%,  12/1/08                                           U.S.$     300  U.S.$             302
        9.75%,  4/15/07                                                      250                    256
       10.125%,  3/15/06                                                     102                    105
Tenet Healthcare Corp.
        8.125%,  12/1/08                                                     335                    344
        8.625%,  1/15/07                                                     405                    420
Toll Brothers, Inc.
        8.25%,  2/1/11                                                       280                    277
TRW, Inc.
        7.625%,  3/15/06                                                     210                    213
Viatel, Inc.
     (b)0.00%,  4/15/08                                                      630                     87
Vintage Petroleum, Inc.
        8.625%,  2/1/09                                                      150                    155
        9.75%,  6/30/09                                                      275                    300
WAM! Net Inc. 'B'
     (b)0.00%,  3/1/05                                                       365                     58
Waste Management, Inc.
        6.875%,  5/15/09                                                     185                    181
        7.125%,  10/1/07                                                     565                    568
        7.125%,  12/15/17                                                     40                     36
        7.65%,  3/15/11                                                       50                     51
Westpoint Stevens, Inc.
        7.875%,  6/15/05                                                     295                    243
Winstar Communications
     (b)0.00%,  4/15/10                                                    1,445                    159
     (b)0.00%,  4/15/10                                                    2,320                    255
XM Satellite Radio, Inc.
       14.00%,  3/15/10                                                      175                     95
XO Communications, Inc.
     (b)0.00%,  4/15/08                                                      545                    218
       10.75%,  11/15/08                                                     570                    336
       10.75%,  6/1/09                                                        75                     44
Young Broadcasting, Inc.
       10.00%,  3/1/11                                                       250                    242
                                                                                               --------
                                                                                                 21,171
                                                                                               --------
                                                                                                 22,169
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
VENEZUELA (2.3%)
SOVEREIGN (2.3%)
Republic of Venezuela Debt Conversion Bond 'DL'
     (a)7.375%,  12/18/07                                                    333                    277
Republic of Venezuela Global Bond
        9.25%,  9/15/27                                                      575                    397
Republic of Venezuela Par Bond
        6.75%,  3/31/20                                                      500                    383
                                                                                               --------
                                                                                                  1,057
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
TOTAL DEBT INSTRUMENTS
  (Cost U.S.$52,422)                                                                             43,603
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------


                                                                          SHARES                  VALUE
                                                                                                  (000)
COMMON STOCK (0.0%)
-------------------------------------------------------------------------------------------------------
--------------
SWEDEN (0.00%)
    Tele1 Europe Holding AB ADR
  (Cost U.S.$--@)                                                          3,288           U.S.$     9
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
PREFERRED STOCK (3.4%)
-------------------------------------------------------------------------------------------------------
--------------
UNITED STATES (3.4%)
    Broadwing Communications Corp., 'B', 12.50%                              454                   461
    Dobson Communications Corp. PIK 13.00%                                 3,799                   361
    Nextel Communications, Inc., 13.00% Exchangeable                         170                   141
    Paxson Communications Corp., PIK 13.25%                                1,938                   183
    TNP Enterprises, Inc.                                                    231                   233
    XO Communications, Inc.                                                2,670                    85
    XO Communications, Inc. 'E'                                            2,494                    55
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
TOTAL PREFERRED STOCK
  (Cost U.S.$1,534)                                                                              1,519
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------


                                                                         NO. OF
                                                                        WARRANTS
-------------------------------------------------------------------------------------------------------
--------------
WARRANTS (0.1%)
-------------------------------------------------------------------------------------------------------
--------------
CANADA (0.1%)
    GT Group Telecom, Inc., expiring 2/1/10                                6,250                    20
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
COLOMBIA (0.0%)
    Occidente y Caribe, expiring 3/15/04                                  25,790                    16
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
MEXICO (0.0%)
    Maxcom Telecomunicaciones SA de CV, expiring 4/1/07                      150                   --@
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------


                                                                          NO. OF
                                                                        WARRANTS                  VALUE
                                                                                                  (000)
-------------------------------------------------------------------------------------------------------
--------------
UNITED STATES (0.0%)
    Motient Corp., expiring 4/1/08                                         2,800          U.S.$      1
    SW Acquisition, expiring 4/1/11                                          220                     7
    WAM! Net., Inc., expiring 3/1/05                                       6,000                     3
    XM Satellite Radio Holdings, Inc., expiring 3/15/10                      175                     2
                                                                                               --------
                                                                                                    13
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
TOTAL WARRANTS
  (Cost U.S.$41)                                                                                    49
                                                                                                 ------
-------------------------------------------------------------------------------------------------------
--------------


                                                                            FACE
                                                                          AMOUNT
                                                                           (000)
-------------------------------------------------------------------------------------------------------
--------------
SHORT-TERM INVESTMENTS (0.2%)
-------------------------------------------------------------------------------------------------------
--------------
UNITED STATES (0.2%)
BILLS (0.2%)
U.S. Treasury Bill, 4/19/01
  (Cost U.S.$100)                                                  U.S.$     100                   100
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.1%)
    Euro
  (Cost U.S.$42)                                                   EUR        47                    54
                                                                                               --------
-------------------------------------------------------------------------------------------------------
--------------
TOTAL INVESTMENTS (100.0%)
  (Cost U.S.$54,139)                                                                     U.S.$  45,334
                                                                                         --------------
-------------------------------------------------------------------------------------------------------
--------------
OTHER ASSETS AND LIABILITIES
  Other Assets                                                    U.S.$    8,496
  Liabilities                                                            (17,158)               (8,662)
                                                                   --------------        --------------
-------------------------------------------------------------------------------------------------------
--------------
NET ASSETS
  Applicable to 4,180,704, issued and
  outstanding U.S.$ 0.01 par value shares
  (100,000,000 shares authorized)                                                         U.S.$ 36,672
                                                                                         --------------
                                                                                         --------------
-------------------------------------------------------------------------------------------------------
--------------
  NET ASSET VALUE PER SHARE                                                               U.S.$   8.77
                                                                                         --------------
                                                                                         --------------
-------------------------------------------------------------------------------------------------------
--------------

(a) - Variable/floating rate security - rate disclosed is as of March 31,
2001.
(b) - Step Bond - coupon rate increases in increments to maturity.  Rate disclosed is as of March 31, 2001.  Maturity date disclosed is the ultimate maturity.
@ -- Value is less than U.S.$ 500.
ADR --  American Depositary Receipt
PIK - Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
-------------------------------------------------------------------------------------------------------
--------------
MARCH 31, 2001 EXCHANGE RATES:
-------------------------------------------------------------------------------------------------------
EUR            Euro                                                            1.140=    U.S.    $1.00
-------------------------------------------------------------------------------------------------------
--------------